UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            August 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      96
Form 13F Information Table Value Total:      $305,546,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      EQUITY           031162100    12555   172201 SH       SOLE                   172201
ANADIGICS, INC.                EQUITY           032515108      423   235000 SH       SOLE                   235000
ANALOG DEVICES INC             EQUITY           032654105      377    10000 SH       SOLE                    10000
ARCH COAL INC                  EQUITY           039380100      938   136100 SH       SOLE                   136100
AVON PRODUCTS INC              EQUITY           054303102     2942   181500 SH       SOLE                   181500
BARRICK GOLD CORP              EQUITY           067901108     5029   133848 SH       SOLE                   133848
BLUEPHOENIX SOLUTIONS SHS NEW  EQUITY           M20157117      224    86065 SH       SOLE                    86065
BOEING CO COM                  EQUITY           097023105     3353    45125 SH       SOLE                    45125
CABLEVISION SYSTEMS CORP CL A  EQUITY           12686c109      598    45000 SH       SOLE                    45000
CHIMERA INVESTMENT CORP        EQUITY           16934Q109     5375  2277622 SH       SOLE                  2277622
CHINAEDU CORP-ADR              EQUITY           16945L107      578    97201 SH       SOLE                    97201
CISCO SYSTEMS, INC             EQUITY           17275R102      718    41800 SH       SOLE                    41800
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      603    21500 SH       SOLE                    21500
COMMONWEALTH REIT              EQUITY           203233101    11653   609491 SH       SOLE                   609491
COWEN GROUP INC                EQUITY           223622101     5556  2088733 SH       SOLE                  2088733
DELL COMPUTER INC.             EQUITY           24702R101      251    20100 SH       SOLE                    20100
DETREX CORP                    EQUITY           250685104    16642   653922 SH       SOLE                   653922
DOLPHIN CAPITAL INVESTORS      EQUITY           00B06GJ37     1318  4535100 SH       SOLE                  4535100
DYNAMICS RESEARCH CORP         EQUITY           268057106      338    58223 SH       SOLE                    58223
EMERITUS CORP                  EQUITY           291005106      538    31938 SH       SOLE                    31938
ENCANA CORP                    EQUITY           292505104     1408    67575 SH       SOLE                    67575
EXELON CORP                    EQUITY           30161n101     4734   125850 SH       SOLE                   125850
EXXON MOBIL CORP               EQUITY           30231G102     5858    68460 SH       SOLE                    68460
FIVE STAR QUALITY CARE INC     EQUITY           33832D106      719   234148 SH       SOLE                   234148
FORD MOTOR CO                  EQUITY           345370860      960   100100 SH       SOLE                   100100
FOREST OIL CORP                EQUITY           346091705     1716   234100 SH       SOLE                   234100
FORTRESS INVESTMENT GROUP      EQUITY           34958b106      337   100000 SH       SOLE                   100000
GENERAL ELECTRIC CO            EQUITY           369604103     6710   321963 SH       SOLE                   321963
GEOEYE INC.                    EQUITY           37250W108      464    30000 SH       SOLE                    30000
HARMONIC INC                   EQUITY           413160102      213    50000 SH       SOLE                    50000
HECLA MNG CO                   EQUITY           422704106      115    24300 SH       SOLE                    24300
HESS CORP                      EQUITY           42809h107     1303    30000 SH       SOLE                    30000
HUGOTON ROYALTY TRUST          EQUITY           444717102      102    13000 SH       SOLE                    13000
IMATION CORP                   EQUITY           45245A107      854   144556 SH       SOLE                   144556
INTEL CORP                     EQUITY           458140100      832    31222 SH       SOLE                    31222
INTREPID POTASH                EQUITY           46121y102      717    31500 SH       SOLE                    31500
Ingram Micro Inc.              EQUITY           457153104      524    30000 SH       SOLE                    30000
KELLY SERVICES CLASS A         EQUITY           488152208     2582   200000 SH       SOLE                   200000
KINDER MORGAN INC              EQUITY           49456b101     6997   217167 SH       SOLE                   217167
KINROSS GOLD CORPORATION       EQUITY           496902404      244    30000 SH       SOLE                    30000
KRATOS DEFENSE SOLUTIONS       EQUITY           50077B207      544    93130 SH       SOLE                    93130
LINCOLN NATIONAL CORP.         EQUITY           534187109      875    40000 SH       SOLE                    40000
LONE PINE RES INC COM          EQUITY           54222a106      148    53797 SH       SOLE                    53797
MAJESCO ENTERTAINMENT          EQUITY           560690208      664   331800 SH       SOLE                   331800
MARVELL TECH GROUP             EQUITY           g5876h105     1413   125300 SH       SOLE                   125300
MCDERMOTT INTL INC             EQUITY           580037109     1577   141530 SH       SOLE                   141530
METLIFE INC                    EQUITY           59156R108     2181    70704 SH       SOLE                    70704
MICROSOFT CORP                 EQUITY           594918104    23045   753343 SH       SOLE                   753343
MITCHAM INDUSTRIES             EQUITY           606501104     2288   134805 SH       SOLE                   134805
MONSANTO CO NEW                EQUITY           61166W101     1951    23565 SH       SOLE                    23565
NEVADA GOLD & CASINOS INC      EQUITY           64126Q206       56    48978 SH       SOLE                    48978
NEWFIELD EXPLORATION CO        EQUITY           651290108     2134    72800 SH       SOLE                    72800
NEWMONT MINING CORP HLDG CO    EQUITY           651639106     3451    71150 SH       SOLE                    71150
NOKIA CORP ADR                 EQUITY           654902204     1347   650632 SH       SOLE                   650632
NYSE EURONEXT                  EQUITY           629491101     4216   164835 SH       SOLE                   164835
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105     5078    59200 SH       SOLE                    59200
ONLINE RESOURCES CORP          EQUITY           68273G101       36    15000 SH       SOLE                    15000
PENN VIRGINIA CORP COMMON      EQUITY           707882106     4118   561100 SH       SOLE                   561100
PEOPLE'S UNITED FINANCIAL, INC EQUITY           712704105     1045    90000 SH       SOLE                    90000
PEPSICO INC                    EQUITY           713448108     5218    73850 SH       SOLE                    73850
PRESIDENTIAL LIFE              EQUITY           740884101     7074   719609 SH       SOLE                   719609
RR DONNELLEY AND SONS COMPANY  EQUITY           257867101     3411   289765 SH       SOLE                   289765
SEQUENOM INC COM               EQUITY           817337405      101    25000 SH       SOLE                    25000
SOUTHWEST AIRLS CO             EQUITY           844741108     5707   619000 SH       SOLE                   619000
STAPLES Inc.                   EQUITY           855030102      979    75000 SH       SOLE                    75000
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103       98    80000 SH       SOLE                    80000
TELLABS INC                    EQUITY           879664100      830   249225 SH       SOLE                   249225
THIRD POINT OFFSHORE INVESTORS EQUITY           G8846K109     1439   146109 SH       SOLE                   146109
TRANSOCEAN SEDCO FOREX INC     EQUITY           H8817H100     3945    88200 SH       SOLE                    88200
UNISYS CORP COM                EQUITY           909214306     1982   101400 SH       SOLE                   101400
UNITECH CORP PARKS             EQUITY           G9221L100     2212  4543116 SH       SOLE                  4543116
UNITED PARCEL SERVICE          EQUITY           911312106    30262   384225 SH       SOLE                   384225
US BANCORP NEW                 EQUITY           902973304     5277   164100 SH       SOLE                   164100
VERAMARK TECHNOLOGIES INC      EQUITY           923351100      693  1541090 SH       SOLE                  1541090
VONAGE HOLDINGS                EQUITY           92886t201      616   306400 SH       SOLE                   306400
WALGREEN CO                    EQUITY           931422109     2963   100185 SH       SOLE                   100185
WMI HOLDINGS CORP              EQUITY           92936p100       18    35005 SH       SOLE                    35005
YAHOO INC                      EQUITY           984332106    19443  1228250 SH       SOLE                  1228250
ALERIAN MLP ETF                ETF              00162q866     1725   107967 SH       SOLE                   107967
GABELLI GLOBAL DEAL FUND       ETF              361570104    10115   849003 SH       SOLE                   849003
ISHARES S&P 500 INDEX FUND     ETF              464287200     7483    54722 SH       SOLE                    54722
POWERSHARES WILDERHILL CLEAN E ETF              73935x500      290    65684 SH       SOLE                    65684
WISDOMTREE MANAGED FUTURES STR ETF              97717w125     7120   179118 SH       SOLE                   179118
ISHARES MSCI BRIC INDEX FUND   ETF              464286657      897    25000 SH       SOLE                    25000
MARKET VECTORS VIETNAM ETF     ETF              57060u761      405    22051 SH       SOLE                    22051
ELLINGTON FINANCIAL            ETF              288522303     4266   201598 SH       SOLE                   201598
ISHARES GOLD TRUST             ETF              464285105      163    10500 SH       SOLE                    10500
ISHARES SILVER TR ISHARES      ETF              46428Q109      914    34300 SH       SOLE                    34300
MARKET VECTORS GOLD MINERS     ETF              57060U100     2462    55000 SH       SOLE                    55000
MARKET VECTORS JR GOLD MINERS  ETF              57060U589     1923   100100 SH       SOLE                   100100
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      277    20100 SH       SOLE                    20100
STREETTRACKS GOLD TRUST        ETF              78463V107     4291    27650 SH       SOLE                    27650
GENERAL MOTORS 4.75% PFD SER B PFRD             37045v209     5308   159869 SH       SOLE                   159869
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      821     7845 SH       SOLE                     7845
VANGUARD SHORT-TERM CORP BOND  ETF              92206c409      231     2915 SH       SOLE                     2915
PROSHARES ULTRASHORT 20 YR US  ETF              74347R297     1022    64500 SH       SOLE                    64500